Income Taxes (Components Of Income Before Income Taxes And Equity) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
The Company and domestic subsidiaries	¥ (16,721)	¥ (2,775)	¥ (1,130)
Foreign subsidiaries	15,428	(667)	6,681
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	¥ (1,293)	¥ (3,442)	¥ 5,551